                         Montgomery Variable Series:
                             Emerging Markets Fund

                                Annual Report
                              December 31, 1998








                          [OWL ARTWORK APPEARS HERE]

                              Invest wisely. (R)
                           THE MONTGOMERY FUNDS/SM/

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights
December 31, 1998
--------------------------------------------------------------------------------
Investment Review

Q:    HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?
A: After a very challenging six months, the Fund returned -15.56% for the second half of the year, compared with a return of -7.98% for its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

      The losses suffered by both the Fund and the index were concentrated in the third quarter. During this period all emerging markets were hit by a tide of extremely negative sentiment, which was exacerbated by the collapse of the Russian ruble and Russia's subsequent default on its debt. This led investors to reduce their allocation to emerging markets, in preference for what they perceived to be less risky investments.

      By the fourth quarter, however, following interest rate cuts in the United States and Europe as central banks sought to ease a potential credit crunch and restore confidence to global markets, the specter of a global financial depression began to recede. Investors revisited their allocations and poured funds back into the emerging markets. But unlike the bout of selling that took place a couple of months earlier, investors took a more discriminating approach, basing their decisions on fundamentals rather than sentiment. The Asian and European markets benefited most from this trend. It became obvious that some of the worst hit Asian economies had bottomed out or were showing signs of a fledgling recovery; and in Europe investors revisited the benefits the emerging markets would enjoy from their association with the European Union.

Q:    WHICH MARKETS DETRACTED MOST FROM THE FUND'S PERFORMANCE AND WHY?
A: A number of factors detracted from the Fund's performance over the period. The portfolio was underweighted in Korea and absent from Indonesia. In the fourth quarter, these markets rebounded rapidly from their third-quarter sell-off. In our view, because of the tentative nature of Korea's economic recovery and the uncertain political situation in Indonesia, the risks of investing in these two countries outweighed the potential rewards.

      Our exposure to Brazil also proved a negative contributor to performance throughout the period, even though our weighting had been progressively reduced by the fourth quarter from an overweight position to a neutral one. This was very disappointing given the high hopes we had for this economy at the end of the first half of the year. At that point the country's fundamentals were improving, the government appeared committed to reforming its fiscal imbalances, and we were hopeful of the positive impact on the market of the privatization of the state-owned telecommunications company, Telebras (3.87% of assets as of 12/31/98).

Portfolio Management
-------------------------------------------------------------------------------
Josephine S. Jimenez, CFA...................Senior Portfolio Manager
Bryan L. Sudweeks, Ph.D., CFA...............Senior Portfolio Manager
Frank Chiang................................Portfolio Manager
Jesus Duarte................................Regional Portfolio Manager
Stuart Quint................................Regional Portfolio Manager
-------------------------------------------------------------------------------
Fund Performance
-------------------------------------------------------------------------------
Average annual total returns for the periods
ended 12/31/98
-------------------------------------------------------------------------------
MONTGOMERY VARIABLE SERIES:
EMERGING MARKETS FUND
Since inception (2/2/96)....................(13.15)%
One year....................................(37.53)%

MSCI EMERGING MARKETS FREE INDEX/1/
Since 1/31/96...............................(13.57)%
One year....................................(25.34)%

IFC GLOBAL COMPOSITE INDEX/2/
Since 1/31/96...............................(11.85)%
One year....................................(21.07)%
-------------------------------------------------------------------------------

      Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

      There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.


                    Montgomery Variable            MSCI Emerging               IFC Global          Lipper Emerging
                     Series: Variable           Markets Free Index/1/        Composite Index/2/      Markets Funds
                     Emerging Markets                                                                  Average/3/
2/2/96                  $10,000                      $10,000                     $10,000                $10,000
2/96                    $ 9,720                      $ 9,841                     $ 9,937                $ 9,917
3/96                    $10,100                      $ 9,918                     $10,095                $ 9,955
4/96                    $10,330                      $10,314                     $10,846                $10,350
5/96                    $10,580                      $10,268                     $10,638                $10,454
6/96                    $10,560                      $10,332                     $10,793                $10,489
7/96                    $10,050                      $ 9,626                     $10,120                $ 9,845
8/96                    $10,500                      $ 9,872                     $10,345                $10,086
9/96                    $10,510                      $ 9,958                     $10,437                $10,162
10/96                   $10,310                      $ 9,692                     $10,205                $ 9,898
11/96                   $10,470                      $ 9,855                     $10,351                $10,121
12/96                   $10,679                      $ 9,899                     $10,260                $10,281
1/97                    $11,532                      $10,575                     $10,950                $11,058
2/97                    $11,782                      $11,028                     $11,448                $11,449
3/97                    $11,592                      $10,738                     $11,245                $11,188
4/97                    $11,542                      $10,757                     $11,247                $11,242
5/97                    $12,023                      $11,065                     $11,432                $11,673
6/97                    $12,915                      $11,657                     $12,016                $12,305
7/97                    $13,337                      $11,831                     $12,205                $12,699
8/97                    $12,003                      $10,325                     $10,884                $11,439
9/97                    $12,514                      $10,611                     $10,936                $11,900
10/97                   $10,499                      $ 8,870                     $ 9,271                $10,043
11/97                   $10,188                      $ 8,547                     $ 8,736                $ 9,719
12/97                   $10,617                      $ 8,753                     $ 8,768                $ 9,863
1/98                    $ 9,382                      $ 8,066                     $ 8,268                $ 9,211
2/98                    $ 9,914                      $ 8,908                     $ 9,120                $ 9,970
3/98                    $10,105                      $ 9,295                     $ 9,413                $10,373
4/98                    $10,236                      $ 9,193                     $ 9,338                $10,480
5/98                    $ 8,860                      $ 7,933                     $ 8,227                $ 9,146
6/98                    $ 7,855                      $ 7,101                     $ 7,379                $ 8,302
7/98                    $ 8,267                      $ 7,326                     $ 7,591                $ 8,583
8/98                    $ 5,756                      $ 5,208                     $ 5,662                $ 6,202
9/98                    $ 6,047                      $ 5,538                     $ 5,942                $ 6,360
10/98                   $ 6,449                      $ 6,122                     $ 6,549                $ 6,859
11/98                   $ 6,981                      $ 6,631                     $ 7,039                $ 7,233
12/98                   $ 6,633                      $ 6,535                     $ 6,921                $ 7,177

--------------
/1/ The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

/2/ The IFC Global Composite Index is comprised of more than 1,900 individual stocks from 32 developing countries in Asia, Latin America, Middle East, Africa and Europe.

/3/   The Lipper Emerging Markets Funds universe consists of 92 funds.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights
December 31, 1998
--------------------------------------------------------------------------------

      Unfortunately, this promising picture was changed irrevocably by events following the collapse of the Russian ruble. After the Russian devaluation, there was a great deal of speculation about other markets that might have to devalue their currencies. Because of its large current account deficit, Brazil was targeted as a country that may have problems, so many investors began to withdraw their funds. The result could have been a self-fulfilling prophecy, if the government had not chosen to raise interest rates to just under 50% and spend a large amount of currency reserves defending the value of the real. By the fourth quarter, even the promise of emergency International Monetary Fund (IMF) funding and the passage of key reforms could not counteract the recessionary impact of high rates. The Brazilian Congress's failure to implement a key piece of fiscal reform legislation also dampened confidence in the market. As a result, while many other emerging markets experienced strong recoveries in the fourth quarter, and some registered double- or even triple-digit gains, the Brazilian bolsa returned less than 1%.

Q: WERE THERE POSITIONS IN THE FUND THAT PERFORMED PARTICULARLY WELL OVER THE PERIOD?
A: We were very encouraged by the performance of our positions in Greece and Israel. In the fourth quarter, these two markets rebounded. A couple of stocks performed particularly well for us in the European markets over the period: National Bank of Greece (2.00% of assets as of 12/31/98) and Turkey's Sabanci Holdings (0.37% of assets as of 12/31/98). In spite of the strong run-up in these markets, we still like Greece in particular. We anticipate that interest rates will continue to drop and fiscal discipline will be strict as Greece attempts to meet the criteria for entry into the club of euro currencies in 2001.

Q: GIVEN THE GOOD RETURNS IN DEVELOPED MARKETS IN 1998, WHY SHOULD INVESTORS CONSIDER BUYING INTO OR INCREASING THEIR ALLOCATION IN AN EMERGING MARKETS PORTFOLIO?
A: The fate of the emerging markets over the past year amply demonstrates that neither good nor bad returns are guaranteed forever. Investors in emerging Asia suffered very poor returns for most of the year, but the recovery in the fourth quarter demonstrated how rapidly this situation can turn around. Indeed, in the fourth quarter the benchmark MSCI All-Country Asia Free (ex-Japan) Index returned 34.3%, beating the S&P 500 which returned 21.3%, and the benchmark for the developed international markets, the MSCI EAFE Index, which returned 20.7%. Looking forward, U.S. corporate earnings growth is generally anticipated to slow in 1999, whereas many emerging markets economies-and therefore companies-are in a recovery mode. This suggests that these markets could outperform into the New Year and at the very least should continue to play a part in a well-diversified stock portfolio. Investors should keep in mind, however that there are risks of investing in a fund of this type that invests in securities of foreign countries such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights (continued)
December 31, 1998
--------------------------------------------------------------------------------

                      TOP FIVE COUNTRIES AS OF 12/31/98
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
         -----------------------------------------------------------------
         South Africa                                                12.9%
         Brazil                                                      12.0
         India                                                        8.7
         Greece                                                       8.0
         Korea                                                        6.0
         -----------------------------------------------------------------


                       TOP TEN INDUSTRIES AS OF 12/31/98
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
         -----------------------------------------------------------------
         Banks                                                       10.8%
         Holding                                                      8.2
         Electric Utilities                                           7.6
         Telephone Networks                                           5.2
         Metals & Mining                                              5.1
         Oil                                                          4.6
         Conglomerates                                                4.0
         Telephone/Long Distance                                      3.7
         Computers & Office Equipment                                 3.2
         Retail Trade                                                 2.9
         -----------------------------------------------------------------

                        TOP TEN HOLDINGS AS OF 12/31/98
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
         -----------------------------------------------------------------
         Videsh Sanchar Nigam Ltd., GDR (Telephone/Long Distance)     2.5%
         Barlow, Ltd. (Conglomerates)                                 2.3
         Telec Brasileiras-Telebras, Receipts (Holding)               2.3
         ITC Ltd., GDR (Tobacco)                                      2.1
         National Bank of Greece (Banks)                              2.0
         Liberty Life Association of Africa Ltd. (Insurance)          2.0
         Alpha Credit Bank (Banks)                                    1.8
         Telecomunicacoes Brasileiras S.A. - Telebras, ADR (Holding)  1.6
         Sonae Investimentos (Retail Trade)                           1.5
         Brisa-Auto Estradas (Auto/Auto Parts)                        1.5
         -----------------------------------------------------------------

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
December 31, 1998

COMMON STOCKS -- 83.1%                                               VALUE
    SHARES                                                          (NOTE 1)

           ARGENTINA - 2.9%
   137,743 Cresud S.A.+ (Real Estate)                             $    165,446
   170,178 Inversiones y Representaciones (Real Estate)                466,724
    27,600 Telefonica de Argentina, Sponsored,
           ADR (Telephone/Networks)                                    771,075
    24,400 YPF Sociedad Anonima, ADS (Oil)                             681,675
                                                                  ------------
                                                                     2,084,920
                                                                  ------------

           BRAZIL - 4.4%
    14,562 Cemig, ADS (Electric Utilities)                             276,678
38,510,000 Centrais Geradoras do Sul Brasil SA - Gerasul +
           (Electric Utilities)                                        662,949
     3,080 Electrobras, GDS***
           (Electric Utilities)                                        141,680
    21,000 Souza Cruz S.A. (Tobacco)                                   135,568
36,920,000 Telec Brasileiras-Telebras, Receipts (Holding)            1,650,056
   500,000 Telec do Rio Janeiro S.A. (Telephone/Regional-Local)          7,863
 3,600,000 Telecomunicacoes de Sao Paulo S.A. - Telesp
           (Telephone/Regional-Local)                                  309,870
   500,000 Telerj Celular S.A. (Telecommunications/Other)                7,883
                                                                  ------------
                                                                     3,192,547
                                                                  ------------

           CHILE - 2.3%
    15,400 Compania de Telefonos de Chile S.A.,
           ADR (Telephone/Networks)                                    318,588
    16,200 Distribucion y Servicio S.A., ADR
           (Food & Beverage)                                           186,300
    27,400 Enersis S.A., ADR (Electric Utilities)                      707,263
    13,200 Sociedad Quimica y Minera de Chile, ADR (Chemicals)         444,675
                                                                  ------------
                                                                     1,656,826
                                                                  ------------

           CHINA/HONG KONG - 3.3%
   438,000 Anhui Conch Cement Company, Ltd. + (Cement)                  48,619
    34,000 Cheung Kong Holdings Ltd. (Real Estate)                     244,656
    14,000 China Telecom Ltd., ADR + (Telephone/Wireless)              486,500
    13,200 HSBC Holdings (Banks)                                       328,824
   363,000 New World Infastructure Ltd. + (Heavy Construction)         531,784
   160,000 Shanghai Industrial Holdings Ltd. (Conglomerates)           323,197
   656,000 Yanzhou Coal Mining Company Ltd. + (Coal)                   110,073
    39,240 Yanzhou Coal Mining Company Ltd., ADR + (Coal)              296,753
                                                                  ------------
                                                                     2,370,406
                                                                  ------------

           CZECH REPUBLIC - 2.3%
    26,790 Ceske Radiokomunikace, GDR + (Broadcasting/Advertising)     863,978
    63,500 Sporitelni Vynosovy Investiani Fund (Mutual Funds)          442,125
    73,800 The Czech Value Fund** + (Mutual Funds)                     396,675
                                                                  ------------
                                                                     1,702,778
                                                                  ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1998

COMMON STOCKS (continued)                                              VALUE
    SHARES                                                            (NOTE 1)

           EGYPT - 3.2%
    25,300 Al-Ahram Beverages Company, GDR***
           (Food & Beverage)                                     $    730,538
     4,000 Al-Ahram Pyramid Beverages Company (Food & Beverage)       228,739
    19,000 Amreya Cement (Cement)                                     284,164
   116,666 Egyptian Mobile Phone Network + (Telephone/Networks)       709,917
    19,990 Tourah Portland Cement Company (Cement)                    340,005
                                                                  ------------
                                                                    2,293,363
                                                                  ------------

           GREECE - 8.0%
    12,777 Alpha Credit Bank (Banks)                                1,333,943
     8,400 Commercial Bank of Greece S.A. (Banks)                     826,554
    22,999 Hellenic Telecommunication Organization
           S.A. (Telephone/Networks)                                  612,200
    24,700 Heracles General Cement S.A. (Cement)                      670,716
     6,440 National Bank of Greece (Banks)                          1,449,621
    28,500 STET Hellas Telecommunications S.A., ADR +
           (Telecommunications/Other)                                 910,219
                                                                  ------------
                                                                    5,803,253
                                                                  ------------

           HUNGARY - 2.4%
    21,000 Borsodchem Rt. + (Chemicals)                               546,329
    10,500 EGIS Rt. + (Pharmacy/Drugs)                                239,019
    25,000 Mol Magyar Olaj-es Gazipari Rt (Oil)                       685,815
     4,000 Mol Magyar Olaj-es Gazipari Rt, GDR (Oil)                  110,500
     7,500 Zalakeramia Rt + (Building Materials)                       90,939
    26,900 Zalakeramia Rt, GDR*** (Building Materials)                 69,940
                                                                  ------------
                                                                    1,742,542
                                                                  ------------

           INDIA - 8.7%
    70,100 BSES Ltd, GDR (Electric Utilities)                         893,775
    21,000 BSES Ltd, GDR*** (Electric Utilities)                      267,750
    51,500 Hindalco Industries Ltd., ADR (Metals & Mining)            603,838
    68,600 ITC Ltd., GDR **(Tobacco)                                1,528,064
    44,200 Mahanagar Telephone Nigam Ltd., GDR**
           (Telecommunications/Other)                                 539,240
    75,000 State Bank of India, GDR*** (Banks)                        624,375
   149,600 Videsh Sanchar Nigam Ltd., GDR
           (Telephone/ Long Distance)                               1,832,600
                                                                  ------------
                                                                    6,289,642
                                                                  ------------

           ISRAEL - 2.9%
   445,000 Bank Leumi Le-Israel (Banks)                               628,537
    17,400 ECI Telecom Ltd, ADR (Telecommunications/Equipment)        616,069
    13,600 Formula Systems Ltd, ADR + (Software Systems)              343,825
   114,379 Makhteshim-Agan Industries Ltd (Chemicals)                 247,276
    99,190 Supersol Ltd (Retail Trade)                                246,128
                                                                  ------------
                                                                    2,081,835
                                                                  ------------

           KAZAKHSTAN - 0.0%#
     4,000 Kazkommerts Bank, GDR*** (Banks)                            14,000
                                                                  ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1998

COMMON STOCKS (continued)                                              VALUE
    SHARES                                                           (NOTE 1)

           KOREA - 4.6%
    76,690 Hanjin Heavy Industries (Heavy Construction)          $    586,490
    12,290 Pohang Iron & Steel Company, Ltd., (Steel)                 790,728
     6,500 Pohang Iron & Steel Company, Ltd., ADS (Steel)             109,688
    32,270 Pusan City Gas Company Ltd., (Gas Utilities)               885,212
    16,140 Sindo Ricoh Company (Computers & Office Equipment)         578,249
    12,860 Youngone Corporation (Apparel & Textiles)                  345,285
                                                                  ------------
                                                                    3,295,652
                                                                  ------------

           MALAYSIA - 0.6%
   190,500 Berjaya Sports Toto Berhad** (Leisure Time)                180,444
   462,000 YTL Power International Berhad** (Electric Utilities)      276,046
                                                                  ------------
                                                                      456,490
                                                                  ------------

           MEXICO - 3.1%
   159,720 Corporacion Interamericana Entertainment S.A.,
           Series B** + (Entertainment)                               435,380
     4,500 Fomento Economico Mexicano, S.A. de CV, ADR
           (Food & Beverage)                                          119,813
   143,000 Grupo Financiero Banamex Accival S.A. de CV,
           Series B - Banacci + (Banks)                               187,683
   103,000 Grupo Mexico S.A., Series B (Metals & Mining)              228,773
    38,000 Grupo Radio Central S.A. de CV, ADR
           (Broadcasting/Advertising)                                 204,250
    21,296 Interamericana Entrenamiento Corporation, Series L
           (Entertainment)                                             44,936
    21,400 Telefonos de Mexico S.A., ADR (Telephone/Networks)       1,041,913
                                                                  ------------
                                                                    2,262,748
                                                                  ------------

           MOROCCO - 0.0%#
         2 Banque Marocaine du Commerce Exterieur, GDR*** (Banks)          47
                                                                   ------------

           PAKISTAN - 0.6%
   375,000 Fauji Fertilizer Company Ltd.**
           (Agriculture Commodities)                                  345,226
    46,800 Pakistan State Oil** (Oil)                                  73,704
                                                                  ------------
                                                                      418,930
                                                                  ------------

           PERU - 1.6%
    24,900 Compania de Minas Buenaventura S.A., ADR
           (Metals & Mining)                                          323,700
    17,100 Credicorp Ltd (Banks)                                      153,900
   134,101 Ferreyros Enrique S.A. (Machinery & Tools)                 121,060
    14,741 Ferreyros Enrique S.A., ADS*** (Machinery & Tools)         259,810
    20,800 Telefonica del Peru S.A., ADR (Telephone/Networks)         263,900
                                                                  ------------
                                                                    1,122,370
                                                                  ------------

           PHILIPPINES - 3.8%
   900,000 Ayala Corporation (Conglomerates)                          318,123
   871,000 Ayala Land, Inc (Real Estate)                              246,298
   125,000 Bank of Philippine Islands (Banks)                         265,103
   600,000 Benpres Holdings, GDR*** (Holding)                          97,171
   301,000 Manila Electric Company, Series B (Electric Utilities)     967,224


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
6

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1998

COMMON STOCKS (continued)                                              VALUE
    SHARES                                                           (NOTE 1)

           PHILIPPINES (continued)
    29,000 Philippine Long Distance Telephone,
           ADR (Telephone/Long Distance)                         $    752,188
 1,405,000 Philippino Telephone Corporation (Telephone/Wireless)      130,026
                                                                  ------------
                                                                    2,776,133
                                                                  ------------

           POLAND - 1.5%
    15,000 Bank Handlowy W Warszawie S.A. (Banks)                     185,043
    35,000 Bank Handlowy W Warszawie, GDR*** (Banks)                  453,250
    20,000 Prokom Software, GDR*** (Business Services)                377,000
    15,500 Telekomunikacja Polska S.A., GDR*** +
           (Telephone/Long Distance)                                   79,050
                                                                  ------------
                                                                    1,094,343
                                                                  ------------

           PORTUGAL - 3.7%
    18,500 Brisa-Auto Estradas + (Auto/Auto Parts)                  1,089,479
    15,000 Cia de Segros Tranquilidade (Insurance)                    478,949
    23,000 Sonae Investimentos (Retail Trade)                       1,118,631
                                                                  ------------
                                                                    2,687,059
                                                                  ------------

           RUSSIA - 0.2%
   199,542 Bashkirenergo (F)**+ (Electric Utilities)                    3,991
    58,000 Irkutskenegro, Sponsored, ADR** (Electric Utilities)        87,000
    14,043 Krasnoyarskelectrosvyaz, ADR** (Electric Utilities)          8,426
     8,500 Krasny Oktyabr (F)** (Food & Beverage)                      11,050
    53,661 Murmansk Electrosvyaz, ADR**
           (Telecommunications/Other)                                   5,420
    18,507 Nizhnosvyazinform, Sponsored ADR**
           (Telephone/Regional-Local)                                   5,552
    76,725 Orenburg Region Electrosvyaz, ADR**
           (Telecommunications/Other)                                   3,836
     3,999 Uraltelecom, ADR** + (Telephone/Networks)                   13,997
                                                                  ------------
                                                                      139,272
                                                                  ------------

           SOUTH AFRICA - 12.9%
    57,000 Anglo American Investment Trust Ltd. (Holding)             679,810
    19,500 AngloGold Ltd. (Metals & Mining)                           758,779
   911,355 BOE Corporation Ltd., N Shares (Holding)                   518,321
   430,338 Barlow, Ltd (Conglomerates)                              1,651,142
 3,110,000 Consolidated African Mining Company + (Metals & Mining)    422,393
    37,800 De Beers Centenary AG (Metals & Mining)                    481,304
     5,000 De Beers Consolidated Mines Ltd., ADR (Metals & Mining)     63,594
    12,500 Liberty Holdings Ltd. (Holding)                            436,739
   102,608 Liberty Life Association of Africa Ltd. (Insurance)      1,411,018
   350,500 Molope Foods Ltd. + (Holding)                              313,889
   140,200 Nasionale Pers Beperk (Holding)                            547,447
   276,100 Sasol, Ltd. (Oil)                                        1,042,948
   255,000 Smith (CG) Ltd., ORD + (Conglomerates)                     577,947
   139,674 Wooltru Ltd. (Retail Trade)                                175,711
   181,534 Wooltru Ltd. N Shares (Retail Trade)                       221,900
                                                                  ------------
                                                                    9,302,942
                                                                  ------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1998

COMMON STOCKS (continued)                                             VALUE
    SHARES                                                           (NOTE 1)

           TAIWAN - 5.9%
    13,118 Bank Sinopac + (Banks)                                $      4,763
   270,000 Compal Electronics Inc. + (Computers & Office Equipment)   879,888
   180,000 Hon Hai Precision Industry (Electronics)                   994,413
   562,500 Kindom Construction + (Real Estate)                        541,201
   197,317 Synnex Technology International Corporation
           (Computers & Office Equipment)                             875,738
   425,200 Taiwan Semiconductor Company + (Semiconductor)             936,971
                                                                  ------------
                                                                    4,232,974
                                                                  ------------

           THAILAND - 2.8%
    90,000 BEC World Public Company (F) (Entertainment)               495,186
   819,000 Industrial Finance of Thailand (F) (Securities Brokerage)  337,964
   293,000 Krung Thai Bank Public Company Ltd. + (Banks)              159,195
     7,400 PTT Exploration and Production Public
           Company Ltd. (F) (Oil)                                      52,116
    74,700 PTT Exploration and Production Public
           Company Ltd. (F) (Oil)                                     526,085
   275,000 Thai Farmers Bank Public Company Ltd. (F) (Banks)          484,181
                                                                  ------------
                                                                    2,054,727
                                                                  ------------

           TURKEY - 1.4%
17,347,500 Haci Omer Sabanci Holding AS + (Holding)                   266,707
 9,915,000 Hurriyet Gazetecilik ve Matbaacilik AS
           (Newspapers/Publishing)                                    150,865
   350,000 Migros Turk TAS (Retail Trade)                             349,490
18,950,464 Yapi ve Kredi Bankasi AS (Banks)                           219,265
                                                                  ------------
                                                                      986,327
                                                                  ------------

TOTAL COMMON STOCKS (COST $74,459,216)                             60,062,126
                                                                  ------------

PREFERRED STOCKS  9.9%
    SHARES

           BRAZIL - 7.6%
11,200,000 Banco do Estado de Sao Paulo S.A. - Banespa (Banks)        463,480
   790,000 Celesc, GDS (Electric Utilities)                           353,073
     2,900 Centrais Geradoras do Sul do Brasil S.A. -
           Gerasul + (Electric Utilities)                              18,125
20,859,247 Cia Energetica de Minas Gerais (Electric Utilities)        397,072
40,583,000 Cia Paranaense de Energi (Electric Utilities)              292,217
 9,300,000 Eletrobras, Series B (Electric Utilities)                  178,572
   550,000 Itausa Investimentos Itau (Holding)                        304,987
65,880,000 Odebrecht S.A. (Heavy Construction)                        163,575
 5,600,000 Telec de Minas Gerais S.A. (Telephone/Regional-Local)      163,609
    15,800 Telecomunicacoes Brasileiras S.A--
           Telebras, ADR (Holding)                                  1,148,463
 1,989,294 Telecomunicacoes de Sao Paulo (Telephone/Regional-Local)   271,166
13,200,000 Telemig Celular S.A., Series C + (Telephone/Wireless)      258,920
 6,530,000 Telerj Celular S.A., Series B (Telecommunications/Other)   154,029
10,850,000 Telesp Celular S.A., Series B (Telephone/Wireless)         476,834
    44,200 Usinas Siderurgicas de Minas Gerais S.A.--
           Usiminas (Steel)                                            97,673


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
8

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1998

PREFERRED STOCKS - (continued)                                         VALUE
    SHARES                                                            (NOTE 1)

           BRAZIL (continued)
    61,500 Vale do Rio Doce Series A (Metals & Mining)           $    788,951
    20,000 Vale do Rio Doce Series B (Metals & Mining)                      0
                                                                  ------------
                                                                    5,530,746

           KOREA - 1.4%
    30,020 Samsung Electronics Ltd. + (Electronics)                   988,190
                                                                   ------------

           PORTUGAL - 0.7%
    42,000 Lusomundo-SGPS, S.A. + (Entertainment)                     487,299
                                                                   ------------

           RUSSIA - 0.2%
    45,600 LukOil Company, ADR** (Oil)                                159,600
                                                                   ------------

TOTAL PREFERRED STOCKS  (COST $6,862,441)                          $7,165,835
                                                                   ------------

RIGHTS -- 0.0%# (COST $0)

           TAIWAN - 0.0%#
       540 Compal Electronics Inc., Rights, Expire 01/22/99 +
           (Electronics)                                                  419
                                                                   ------------

WARRANTS -- 0.3%  (COST $254,624)

           PHILIPPINES - 0.3%
   520,000 Jollibee Foods Company, Warrants,
           Expire 02/24/03 + (Food & Beverage)                        247,301
                                                                  ------------

TOTAL SECURITIES  (COST $81,576,281)                              $67,475,681
                                                                  ------------

REPURCHASE AGREEMENT -- 4.0%  (COST $2,882,000)
PRINCIPAL AMOUNT
$2,882,000 Agreement with Prudential Securities, Tri-Party, 5.150% dated
           12/31/98, to be repurchased at $2,883,649 on 01/04/99,
           collateralized by $2,939,640 market value of U.S. government securities, having various maturities and various interest
           rates.                                                   2,882,000
                                                                  ------------

TOTAL INVESTMENTS (COST $84,458,281*)            97.3%             70,357,681
OTHER ASSETS AND LIABILITIES (NET)                2.7               1,964,842
                                                ------            ------------
NET ASSETS                                      100.0%            $72,322,523
                                                ======            ============
--------------
*       Aggregate cost for federal tax purposes is $84,843,248.
** illiquid Security or Special Situation Security (See Note 6 to Financial Statements)
*** Security exempt from may be resold in transactions registration under Rule exempt from registration, 144A of the Securities Act normally to qualified of 1933. These securities institutional buyers.
#       Amount represents less than 0.1%.
+       Non-income producing security.

ABBREVIATIONS:
ADR     American Depositary Receipt
ADS     American Depositary Share
(F)     Foreign or alien share
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ORD     Ordinary


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

Montgomery Variable Series: Emerging Markets Fund
Statement of Assets and Liabilities
December 31, 1998

ASSETS:
Investments in securities, at value (Identified cost $84,458,281) (Note 1)

  Securities                                                    $ 67,475,681
  Repurchase agreements                                            2,882,000
                                                                ------------
Total investments                                                 70,357,681
Foreign currency (Cost $158,357)                                     171,200
Receivables:
  Shares of beneficial interest sold                                 956,431
  Investment securities sold                                         876,252
  Dividends                                                          365,346
  Interest                                                               412
Other Assets:
  Deferred organization costs (Note 1)                                25,874
                                                                ------------
  Total Assets                                                    72,753,196
                                                                ------------

LIABILITIES:
Payables:
  Investment securities purchased             $    112,020
  Cash overdraft due to custodian                   84,325
  Custodian fees                                    75,768
  Accounting fees                                   32,080
  Professional fees                                 31,013
  Management fee (Note 2)                           28,812
  Trustees' fees and expenses (Note 2)               3,359
  Other accrued liabilities and expenses            63,296
                                              ------------

Total Liabilities.                                                   430,673
                                                                ------------
NET ASSETS                                                      $ 72,322,523
                                                                ============
NET ASSETS consist of:
Distributions in excess of net investment income                $    (61,259)
Accumulated net realized loss on securities sold,
  forward foreign currency exchange contracts and
  foreign currency transactions                                  (37,875,564)
Net unrealized depreciation of investments,
  forward foreign currency exchange contracts,
  foreign currency transactions and other net assets             (14,082,310)
Shares of beneficial interest                                        109,803
Additional paid-in capital                                       124,231,853
                                                                ------------
NET ASSETS                                                      $ 72,322,523
                                                                ============
Net Asset Value, offering and redemption price per share
  ($72,322,523 divided by  10,980,349 shares of beneficial
  interest outstanding)                                                $6.59
                                                                ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
10

Montgomery Variable Series: Emerging Markets Fund
Statement of Operations
For the Year Ended December 31, 1998

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $97,086)         $  1,978,740
Interest                                                             192,425
                                                                ------------
Total Investment Income                                            2,171,165
                                                                ------------
EXPENSES:
Management fee (Note 2)               $  1,146,101
Custodian fees                             224,921
Accounting fees                             74,773
Professional fees                           37,937
Printing fees                               22,493
Amortization of organization
expenses (Note 1)                           12,432
Trustees' fees and expenses
(Note 2)                                     7,680
Insurance fees                               4,172
Tax Expense                                 40,428
Other                                       13,747
                                      ------------
Total Expenses.                                                    1,584,684
                                                                ------------
NET INVESTMENT INCOME                                                586,481
                                                                ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
  Security transactions                                          (27,881,104)
  Forward foreign currency exchange contracts                       (159,701)
  Foreign currencies transactions                                   (413,763)
                                                                ------------
Net realized loss on investments during the year                 (28,454,568)
                                                                ------------
Change in unrealized appreciation/(depreciation) of:
  Securities transactions                                        (13,779,719)
  Forward foreign currency exchange contracts                          1,756
  Foreign currency transactions and net other assets                  22,012
                                                                ------------
Net unrealized depreciation of investments during the year       (13,755,951)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (42,210,519)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(41,624,038)
                                                                ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

Montgomery Variable Series: Emerging Markets Fund
Statement of Changes in Net Assets

                                                Year Ended        Year Ended
                                                 12/31/98          12/31/97
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
Net investment income.                       $    586,481      $    565,662
Net realized loss on Securities,
  forward foreign currency exchange
  contracts and Foreign currency
  transactions during the year                (28,454,568)      (10,191,620)
Net unrealized depreciation of securities,
  forward foreign currency exchange
  contracts and foreign currency
  transactions and net other assets
  during the year                             (13,755,951)         (952,556)
Net decrease in net assets
  resulting from operations                   (41,624,038)      (10,578,514)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income       (139,238)         (186,920)

BENEFICIAL INTEREST TRANSACTIONS:
  Net increase/(decrease) from beneficial
  interest transactions (Note 4)                 (750,809)       98,636,299
                                             ------------      ------------
Net increase/(decrease) in
  net assets                                  (42,514,085)       87,870,865

NET ASSETS:
Beginning of year                             114,836,608        26,965,743
                                             ------------      ------------
End of year                                  $ 72,322,523      $114,836,608
                                             ============      ============
Distributions in excess of net
  investment income                          $    (61,259)     $    (59,612)
                                             ============      ============

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                12/31/98      12/31/97    12/31/96*
Net asset value-beginning of year                               $10.57        $10.65      $10.00
                                                                ------        ------      ------
Net investment income                                             0.01          0.02        0.03
Net realized and unrealized gain/(loss) on investments           (3.98)        (0.08)       0.65
                                                                ------        ------      ------
Net increase/(decrease) in net assets resulting from
  investment operations                                          (3.97)        (0.06)       0.68

Distributions to shareholders:
  Distributions from net investment income                       (0.01)        (0.02)      (0.03)
                                                                ------        ------      ------
Net asset value--end of year                                      6.59        $10.57      $10.65
                                                                ======        ======      ======
Total return**                                                  (37.53)%       (0.58)%      6.79%
                                                                ======        ======      ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                             $72,323      $114,837     $26,966
Ratio of net investment income to average net assets              0.67%         0.63%       0.81%+
Ratio of operating expenses to average net assets,
  including interest and tax expense                              1.80%         1.76%       1.45%+
Ratio of operating expenses to average net assets,
  excluding interest and tax expense                              1.75%         1.75%       1.44%+
Portfolio turnover rate                                            112%           71%         43%
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                               0.01         $0.02      $(0.01)
Ratio of operating expenses before deferral of fees and
  absorption of expenses by Manager, including interest
  and tax expense                                                  N/A          1.81%       2.47%+

-------------------
* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
12

The Montgomery Funds III
Notes to Financial Statements

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of December 31, 1998, the Trust had three series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series:
Emerging Markets Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. On December 28, 1998, the Montgomery Variable Series:
International Small Cap Fund (previously a series of the Trust) returned paid in capital to shareholders thus liquidating the fund. Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund and the Montgomery Variable Series: Small Cap Opportunities Fund are presented under separate covers.

1.   SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ those estimates. The following is a summary of significant accounting policies.

     a.    PORTFOLIO VALUATION

           The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets are translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith in accordance with methods which are authorized by the Trust's Board of Trustees.

           Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

      b.   DIVIDENDS AND DISTRIBUTIONS

           Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

           Permanent differences incurred during the year ended December 31, 1998, resulting from differences in book and tax accounting have been reclassified at year end to reflect a decrease to undistributed net investment income of $448,890, a decrease to accumulated realized loss of $448,880 and a decrease to additional paid-in capital of $10.

      c.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
           The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

           When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts are used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

The Montgomery Funds III
Notes to Financial Statements (continued)

     d.    FOREIGN CURRENCY
           Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received, and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date are included in net realized gains/losses.

      e.   REPURCHASE AGREEMENTS
           The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

      f.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME
           Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion/amortization of premium/discount on short-term investments, is recognized on an accrual basis.

      g.   FEDERAL INCOME TAXES
           The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required. The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable . The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

      h.   ORGANIZATION COSTS
           Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of sixty months from commencement of operations.

      i.   EXPENSES
           General expenses of the Trust are allocated to the Fund based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
     a. Montgomery Asset Management, LLC is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG.
14

The Montgomery Funds III
Notes to Financial Statements (continued)

           Pursuant to the investment management agreement (the "Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                  First $250 Million            Over $250 Million
                        1.25%                          1.00%

           The Manager has voluntarily agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.75% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. For the year ended December 31, 1998, the Manager recouped fees of $46,496 deferred during the year ended December 31, 1997. The recouped fees are included in current year management fee expenses and are part of the annual rates expressed above.

      b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, Montgomery Asset Management and/or Commerzbank AG, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $55,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which is allocated to the Montgomery Funds
           III).

           MAM Securities, LLC (iMAM Securitiesi) serves as the Fund's transfer agent.

3.   SECURITIES TRANSACTIONS:

     a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 1998, were $102,613,438 and $93,358,460, respectively.

     b. At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $5,667,661 and $20,153,228, respectively.

     c.    Under an unsecured Revolving Credit Agreement with DeutscheBank (New
           York), the Montgomery Variable Series: Emerging Markets Fund, along with other funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 13, 1998, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro-rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the year ended December 31, 1998, there were no borrowings under this agreement.

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the years indicated below were:

                                             Year Ended                  Year Ended
                                          December 31, 1998           December 31, 1997
                                        Shares          Amount      Shares           Amount
Shares Sold                             8,125,454   $ 62,925,477    12,138,870   $143,974,251
Issued as Reinvestment of Dividends        21,354        139,014       18,254        186,920
Shares Redeemed                        (8,035,427)   (63,815,300)  (3,820,148)   (45,524,872)
                                       ------------------------------------------------------
Net Increase/(Decrease)                   111,381   $   (750,809)   8,336,976   $ 98,636,299
                                       ======================================================

At December 31, 1998, shareholders with ownership of 10% or greater included one shareholder comprising ownership of 90.11% of the total aggregate shares outstanding.

The Montgomery Funds III
Notes to Financial Statements (continued)

5.   FOREIGN SECURITIES

     The Fund purchases securities in emerging markets countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

6.   ILLIQUID AND SPECIAL SITUATION SECURITIES

     The Fund may not invest more than 15% of its net assets in illiquid securities. The securities shown in the table below have been determined by the Manager to be illiquid because they are restricted or because there is an exceptionally low trading volume in the primary trading market for the security at December 31, 1998. These securities are valued at market price.

                                       Acquisition                12/31/98       Value                   % of Total
Security                                  Date        Shares    Market Value   Per Share     Cost        Net Assets
Bashkirenergo                            8/14/97      199,542    $    3,991      $0.02   $  179,588         0.0%*

Berjaya Sports Toto Berhad               2/19/98      190,500       180,444       0.95      540,880         0.2%

Corporacion Interamericana
  Entertainment S.A., Series B          10/29/97      159,720       435,380       2.73      401,442         0.6%

The Czech Value Fund                     5/14/96       73,800       396,675       5.38      583,175         0.5%

Fauji Fertilizer Company, Ltd.          10/21/97      375,000       345,226       0.92      802,145         0.6%

Irkutskenegro, Sponsored, ADR            2/04/97       58,000        87,000       1.50      490,144         0.1%

ITC Ltd., GDR                           11/19/98       68,600     1,528,064      22.27    1,418,569         2.1%

Krasnoyarskelectrosvyaz, ADR             2/20/98       14,043         8,426       0.60      161,925         0.0%*

Krasny Oktyabr                           7/14/97        8,500        11,050       1.30      146,625         0.0%*

Mahanagar Telephone                       9/9/98       44,200       539,240      12.20      515,375         0.8%

Murmansk Electrosvyaz, ADR               2/20/98       53,661         5,420       0.10      136,126         0.0%*

Nizhnosvyazinform, Sponsored, ADR        2/20/98       18,507         5,552       0.30      114,957         0.0%*

Orenburg Region Electrosvyaz, ADR        2/20/98       76,725         3,836       0.05       44,020         0.0%*

Pakistan State Oil                      10/21/97       46,800        73,704       1.57      425,218         0.1%

YTL Power International Berhad           2/10/98      462,000       276,046       0.60      425,918         0.4%

LukOil Company, Pfd., ADR                 6/9/97       45,600       159,600       3.50    1,601,025         0.2%

Uraltelecom, ADR                         2/20/98        3,999        13,997       3.50      116,521         0.0%*
                                                                -----------                                ------
                                                                $4 ,073,651                                 5.7%
                                                                ===========                                ======

7.   Capital Loss Carryforward

     At December 31, 1998, the Fund had available for Federal income tax purposes unused capital losses of $84,636 expiring in 2004, and $5,851,470 expiring in 2005 and $26,489,358 expiring in 2006.

     Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1998, the Fund elected to defer net capital and currency losses of $5,065,135 occurring between November 1, 1998 and December 31, 1998.

     Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 1999.

--------------------------
*  Amount represents less than 0.1%

REPORT OF INDEPENDENT ACCOUNTANTS TO THE TRUSTEES AND SHAREHOLDERS OF THE MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Montgomery Variable Series: Emerging Markets Fund (one of the portfolios constituting the Montgomery Funds III, and hereafter referred to as the "Fund") at December 31, 1998 and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial statements of Montgomery Variable Series: Emerging Markets Fund for the period from February 2, 1996 (commencement of operations) through December 31, 1996 were audited by other independent accountants whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

     PRICEWATERHOUSECOOPERS LLP
     SAN FRANCISCO, CA
     FEBRUARY 12, 1999